OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER PAYABLES
Employee related compensation	$ 47,007	$ 33,249
Commissions payable	10,712	8,326
Accrued expenses	10,661	19,464
Lease liability	9,290
Other	1,704	2,416
Total	$ 79,374	$ 63,455